Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Finished goods	$ 217,399	$ 226,866	$ 254,240
Work-in-process and service repairs	22,468	25,206	34,120
Raw materials	8,681	10,225	33,623
Total inventory	$ 248,548	$ 262,297	$ 321,983